UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds Trust

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  1-800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2019

(Unaudited)

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

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MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2019

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
MFS New Discovery Value Class R6	9.7	Vanguard Tax-Managed Small Cap Adm Class	10.1	Virtus KAR Small-Cap Growth Class I	11.4
Vanguard Small Cap Value Index Adm Class	9.7	Columbia Small Cap Index Class I2	9.9	T. Rowe Price New Horizons	7.6
		PIMCO StocksPLUS Small Fund Class I	9.5	Alger Small Cap Focus Class I	7.3
		Wasatch Small Cap Value Class I	8.3	T. Rowe Price QM US Small Cap Gr Equity	4.6
		Westwood Small Cap Value Class I	3.3	Baron Discovery Retail Class	2.9

Short-Term Securities and Other Assets – 5.7%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
22%	28%	50%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

June 30, 2019

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2009 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2019
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	-2.80%	4.23%	10.60%
Russell 2000 Index	-3.30%	7.07%	13.45%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2019 (Unaudited)

Mutual Funds (94.3%)	Shares	Value

Virtus KAR Small-Cap Growth Class I	20,845	$ 814,831
Vanguard Tax-Managed Small Cap Adm Class	11,403	720,346
Columbia Small Cap Index Class I2	30,134	703,025
MFS New Discovery Value Class R6	44,158	690,625
Vanguard Small Cap Value Index Adm Class	12,277	688,509
PIMCO StocksPLUS Small Fund Class I	70,038	674,462
Wasatch Small Cap Value Class I	75,953	592,434
T. Rowe Price New Horizons	8,632	542,774
Alger Small Cap Focus Class I	23,321	519,818
T. Rowe Price QM US Small Cap GR Equity	8,500	327,080
Westwood Small Cap Value Class I	14,000	234,640
Baron Discovery Retail Class	10,121	206,579

Total Mutual Funds (Cost $ 5,484,745)		6,715,123

Short-Term Securities (4.4%)

Fidelity Institutional Money Market		315,557

Total Short-Term Securities (Cost $ 315,557)		315,557

Total Investments in Securities (Cost $ 5,800,302) (98.7%)		7,030,680

Other Assets (1.3%)		92,785

Net Assets (100%)		$ 7,123,465

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,800,302)	$ 7,030,680
Cash	92,033
Dividends and interest receivable	752

Total Assets	7,123,465

Liabilities

Total Liabilities	-

Net Assets	$ 7,123,465

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 993,083)	$ 5,877,095
Distributable earnings	1,246,370

Net Assets	$ 7,123,465

Net asset value per share	$ 7.17

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2019 (Unaudited)

Investment income
Dividend income from underlying funds	$ 10,435
Interest income from underlying funds	10,611
Dividend income from money market	7,144
Total investment income	28,190

Expenses
Investment advisory fees	33,541
Administrative service fees	8,385
Total expenses	41,926

Net investment loss	(13,736)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	15,992
Net change in unrealized appreciation on investments	986,346
Net realized and unrealized gain on investments	1,002,338

Net increase in net assets resulting from operations	$ 988,602

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2019 (Unaudited) and

For The Year Ended December 31, 2018

2019	2018
Increase in net assets from operations
Net investment loss	$ (13,736)	$ (34,095)
Capital gain distributions from underlying funds	15,992	322,438
Net realized gain from investments	-	110,936
Net change in unrealized appreciation/(depreciation) on investments	986,346	(1,139,122)
Net increase/(decrease) in net assets resulting from operations	988,602	(739,843)

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(433,374)	(174,932)
Total distributions	(433,374)	(174,932)

Capital share transactions (note 5)	383,518	101,761
Total increase	938,746	813,014

Net assets at beginning of period	6,184,719	6,997,733
Net assets at end of period	$ 7,123,465	$ 6,184,719

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2019

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
PIMCO RAE Plus Class I	5.1	DoubleLine Shiller Enhanced CAPE Class I	6.8	Akre Focus Class I	8.0
Dodge & Cox Stock	4.7	Vanguard Tax-Managed Capital App Adm Class	6.4	Shelton Nasdaq-100 Index Direct	5.7
		Glenmede Quant US Large Cap Core Equity	5.9	Loomis Sayles Growth Class Y	5.3
		Primecap Odyssey Stock	5.9	Principal Blue Chip Class I	4.8
		T. Rowe Price Dividend Growth	5.7	Fidelity Select Medical Tech & Devices	4.6
		Gotham Index Plus Class I	5.1	T. Rowe Price Blue Chip Growth	4.6
				T. Rowe Price Global Technology	4.4

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
		Thrivent Mid Cap Stock Class S	3.2	Primecap Odyssey Aggressive Growth	7.0

Short-Term Securities and Other Assets – 6.8%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
20%	30%	50%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

June 30, 2019

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

Russell 1000 Index
$39,644
MH Elite
Fund of Funds
$27,647
DOLLARS
44,000
40,000
36,000
32,000
28,000
24,000
20,000
16,000
12,000
8,000
4,000
0
6/30/2009
6/30/2010
6/30/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
6/30/2017
6/30/2018
6/30/2019
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2009 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2019
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	4.56%	6.32%	10.70%
Russell 1000 Index	10.02%	10.45%	14.77%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

June 30, 2019 (Unaudited)

Mutual Funds (93.2%)	Shares	Value

Akre Focus Class I	23,725	$ 1,041,542
Primecap Odyssey Aggressive Growth	20,344	911,811
DoubleLine Shiller Enhanced CAPE Class I	57,390	884,949
Vanguard Tax-Managed Capital App Adm Class	5,565	843,170
Primecap Odyssey Stock	23,604	778,940
Glenmede Quant US Large Cap Core Equity	29,257	778,235
Shelton Nasdaq-100 Index Direct	39,886	748,269
T. Rowe Price Dividend Growth	15,003	740,993
Loomis Sayles Growth Class Y	39,936	696,486
PIMCO RAE Plus Class I	93,392	667,754
Gotham Index Plus Class I	44,809	664,071
Principal Blue Chip Class I	24,797	631,095
Dodge & Cox Stock	3,332	623,463
Fidelity Select Medical Tech & Devices	10,761	607,809
T. Rowe Price Blue Chip Growth	5,151	597,782
T. Rowe Price Global Technology	37,538	570,946
Thrivent Mid Cap Stock Class S	15,619	417,806

Total Mutual Funds (Cost $ 9,350,000)		12,205,121

Short-Term Securities (5.8%)

Fidelity Institutional Money Market		758,320

Total Short-Term Securities (Cost $ 758,320)		758,320

Total Investments in Securities (Cost $ 10,108,320) (99.0%)		12,963,441

Other Assets (1.0%)		131,919

Net Assets (100%)		$ 13,095,360

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets

Investments in securities at value (Cost $ 10,108,320)	$ 12,963,441
Cash	127,573
Dividends and interest receivables	4,346

Total Assets	13,095,360

Liabilities

Total Liabilities	-

Net Assets	$ 13,095,360

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,900,134)	$ 10,219,729
Distributable earnings	2,875,631

Net Assets	$ 13,095,360

Net asset value per share	$ 6.89

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2019 (Unaudited)

Investment income
Dividend income from underlying funds	$ 36,523
Dividend income from money market	10,732
Total investment income	47,255

Expenses
Investment advisory fees	61,876
Administrative service fees	15,469
Total expenses	77,345

Net investment loss	(30,090)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	20,510
Net change in unrealized appreciation on investments	1,831,991
Net realized and unrealized gain on investments	1,852,501

Net increase in net assets resulting from operations	$ 1,822,411

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2019 (Unaudited) and

For The Year Ended December 31, 2018

	2019	2018
Increase in net assets from operations
Net investment loss	$ (30,090)	$ (26,770)
Capital gain distributions from underlying funds	20,510	685,535
Net realized loss from investments	-	(263,104)
Net change in unrealized appreciation/(depreciation) on investments	1,831,991	(1,443,389)
Net increase/(decrease) in net assets resulting from operations	1,822,411	(1,047,728)

Distributions to shareholders from:
Net investment income	-	(100,198)
Realized gains	(422,431)	(304,259)
Total distributions	(422,431)	(404,457)

Capital share transactions (note 5)	(4,088)	457,902
Total increase/(decrease)	1,395,892	(994,283)

Net assets at beginning of period	11,699,468	12,693,751
Net assets at end of period	$ 13,095,360	$ 11,699,468

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2019

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
MFS International Intrinsic Class I	9.8	Invesco Oppenheimer Developing Markets Class Y	6.7	Vanguard Materials Index Adm Class	4.1
Invesco Oppenheimer International Small-Mid Co Class Y	7.7	Baron Emerging Markets Retail Class	5.4	AllianzGL Global Water Class I	3.9
PIMCO StocksPLUS Intl (USD-Hedged) Class I	7.6	T. Rowe Price Emerging Markets Stock	4.8	Fidelity Select Chemicals	3.8
Vanguard International Growth Adm Class	7.4	Artisan Developing World Investor Class	3.7
Oakmark International Inv Class	5.7	T. Rowe Price Emerging Markets Discovery Stock	3.6

Global Real Estate	%	World Stock	%	Japan Stock	%
MFS Global Real Estate Class R6	4.3	Vanguard Global Minimum Volatility Adm Class	5.1	Hennessy Japan Small Cap Investor Class	4.9
Cohen & Steers Real Estate Securities Class I	4.1	Lazard Global Listed Infrastructure Class I	4.9

Short-Term Securities and Other Assets – 2.5%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

June 30, 2019

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2009 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI ex USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI ex USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended June 30, 2019
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	-1.75%	1.21%	5.12%
MSCI ACWI ex USA IMI	0.75%	2.72%	7.25%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2019 (Unaudited)

Mutual Funds (97.5%)	Shares	Value

MFS International Intrinsic Value Class I	11,869	$ 548,095
Invesco Oppenheimer International Small-Mid Co Class Y	8,985	428,662
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	422,932
Vanguard International Growth Adm Class	4,370	410,704
Invesco Oppenheimer Developing Markets Class Y	8,534	370,700
Oakmark International Inv Class	13,707	316,072
Baron Emerging Markets Retail Class	21,742	303,519
Vanguard Global Minimum Volatility Adm Class	10,061	286,438
Lazard Global Listed Infrastructure Class I	17,902	273,361
Hennessy Japan Small Cap Investor Class	18,540	271,985
T. Rowe Price Emerging Markets Stock	6,104	264,892
MFS Global Real Estate Class R6	13,888	240,129
Vanguard Materials Index Adm Class	3,535	230,961
Cohen & Steers Real Estate Securities Class I	13,777	228,965
AllianzGI Global Water Class I	13,584	216,264
Fidelity Select Chemicals	16,281	212,136
Artisan Developing World Investor Class	14,599	205,255
T. Rowe Price Emerging Markets Discovery Stock	14,837	203,264

Total Mutual Funds (Cost $ 4,609,452)		5,434,334

Short-Term Securities (.7%)

Fidelity Institutional Money Market		41,165

Total Short-term Securities (Cost $ 41,165)		41,165

Total Investments in Securities (Cost $ 4,650,617) (98.2%)		5,475,499

Other Assets (1.8%)		97,588

Net Assets (100%)		$ 5,573,087

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,650,617)	$ 5,475,499
Cash	89,207
Dividends and interest receivables	8,381

Total Assets	5,573,087

Liabilities
Total Liabilities	-

Net Assets	$ 5,573,087

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 976,602)	$ 4,735,238
Distributable earnings	837,849

Net Assets	$ 5,573,087

Net asset value per share	$ 5.71

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2019 (Unaudited)

Investment income
Dividend income from underlying funds	$ 20,020
Dividend income from money market	6,097
Total investment income	26,117

Expenses
Investment advisory fees	26,448
Administrative service fees	6,612
Total expenses	33,060

Net investment loss	(6,943)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	12,967
Net change in unrealized appreciation on investments	628,389
Net realized and unrealized gain on investments	641,356

Net increase in net assets resulting from operations	$ 634,413

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2019 (Unaudited) and

For The Year Ended December 31, 2018

	2019	2018
Increase in net assets from operations
Net investment income/(loss)	$ (6,943)	$ 13,236
Capital gain distributions from underlying funds	12,967	163,416
Net realized loss from investments	-	(92,252)
Net change in unrealized appreciation/(depreciation) on investments	628,389	(1,027,057)
Net increase/(decrease) in net assets resulting from operations	634,413	(942,657)

Distributions to shareholders from:
Net investment income	(13,236)	(58,149)
Realized gains	(90,622)	(84,686)
Total distributions	(103,858)	(142,835)

Capital share transactions (note 5)	(40,709)	244,747
Total increase/(decrease)	489,846	(840,745)

Net assets at beginning of period	5,083,241	5,923,986
Net assets at end of period	$ 5,573,087	$ 5,083,241

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2019

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Frost Total Return Bond Inv Class	4.8	PIMCO Investment Grade Credit Bond Class I	4.2	AlphaCentric Income Opportunities Class I	4.4
Virtus Newfleet Multi-Sector Short Term Bond Class I	3.9	Payden Corporate Bond	4.2	PIMCO Income Class I	4.4
		Guggenheim Total Return Bond Class P	4.0	Lord Abbett Bond Debenture Class R6	3.2
		Western Asset Core Plus Bond Class Fl	3.3
		DoubleLine Total Return Bond Class I	2.5

Emerging Markets Bond	%	World/Global Bond	%	High Yield Bond	%
Fidelity New Markets Income	3.4	PIMCO International Bond (USD – Hedged) Class I	5.0	Artisan High Income Advisor Class	3.9
Goldman Sachs Emerging Markets Debt Inv Class	3.1	T Rowe Price Global Multi-Sector Bond Investor Class	4.4	Fidelity Capital and Income	3.6

Bank Loan	%	Preferred Stock	%	Utilities	%
Credit Suisse Floating Rate High Income Class I	3.1			Vanguard Utility Index Adm Class	4.9
Invesco Oppenheimer Senior Floating Rate Class Y	3.1

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Inv Class	4.7	Nuveen NWQ Flexible Income Class I	4.0	Columbia Convertible Securities Class I3	5.2
Fidelity Strategic Dividend and Income	4.3

Short-Term Securities and Other Assets – 8.4%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

June 30, 2019

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
8/15/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
6/30/2017
6/30/2018
6/30/2019
Barclays Capital Aggregate Bond Index $12,506
MH Elite Income Fund of Funds $12,516
MH Elite Income Fund of Funds
Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended June 30, 2019
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	5.88%	2.29%	2.89%
Barclays Capital Aggregate Bond Index	7.87%	2.95%	2.88%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2019 (Unaudited)

Mutual Funds (91.6%)	Shares	Value

Columbia Convertible Securities Class I3	14,664	$ 323,205
PIMCO International Bond (USD Hedged) Class I	27,830	309,749
Vanguard Utilities Index Adm Class	4,623	308,331
Frost Total Return Bond Inv Class	28,760	300,257
Vanguard High Dividend Yield Index Inv Class	8,408	290,993
AlphaCentric Income Opportunities Class I	22,191	278,054
T Rowe Price Global Multi-Sector Bond Investor Class	24,069	276,068
PIMCO Income Class I	22,567	273,516
Fidelity Strategic Dividend and Income	17,806	272,253
PIMCO Investment Grade Credit Bond Class I	24,896	265,638
Payden Corporate Bond	22,719	260,585
Nuveen NWQ Flexible Income Class I	11,690	252,976
Guggenheim Total Return Bond Class P	9,247	251,149
Artisan High Income Advisor Class	25,432	245,422
Virtus Newfleet Multi-Sector Short Term Bond Class I	51,594	243,524
Fidelity Capital and Income	22,272	222,720
Fidelity New Markets Income	14,084	213,938
Western Asset Core Plus Bond Class FI	17,352	206,657
Lord Abbett Bond Debenture Class R6	25,000	201,250
Invesco Oppenheimer Senior Floating Rate Class Y	24,661	192,355
Goldman Sachs Emerging Markets Debt Inv Class	15,355	192,091
Credit Suisse Floating Rate High Income Class I	28,732	191,356
Doubleline Total Return Bond Class I	14,453	154,363

Total Mutual Funds (Cost $5,495,000)		5,726,450

Short-Term Securities (4.5%)

Fidelity Institutional Money Market		278,982

Total Short-term Securities (Cost $ 278,982)		278,982

Total Investments in Securities (Cost $ 5,773,982) (96.1%)		6,005,432

Other Assets (3.9%)		245,568

Net Assets (100%)		$ 6,251,000

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,773,982)	$ 6,005,432
Cash	231,673
Dividends and interest receivables	13,895

Total Assets	6,251,000

Liabilities

Total Liabilities	-

Net Assets	$ 6,251,000

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,197,594)	$ 6,130,422
Distributable earnings	120,578

Net Assets	$ 6,251,000

Net asset value per share	$ 5.22

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Six Months Ended June 30, 2019 (Unaudited)

Investment income
Dividend income from underlying funds	$ 32,087
Interest Income from underlying funds	75,021
Dividend income from money market	2,472
Total investment income	109,580

Expenses
Investment advisory fees	29,345
Administrative service fees	7,336
Total expenses	36,681

Net investment income	72,899

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	3,301
Net change in unrealized appreciation on investments	360,956
Net realized and unrealized gain on investments	364,257

Net increase in net assets resulting from operations	$ 437,156

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2019 (Unaudited) and

For The Year Ended December 31, 2018

	2019	2018
Increase in net assets from operations
Net investment income	$ 72,899	$ 135,481
Capital gain distributions from underlying funds	3,301	32,339
Net realized loss from investments	-	(54,744)
Net change in unrealized appreciation/(depreciation) on investments	360,956	(302,530
Net increase/(decrease) in net assets resulting from operations	437,156	(189,454)

Distributions to shareholders from:
Net investment income	(135,481)	(112,356)
Realized gains	-	-
Total distributions	(135,481)	(112,356)

Capital share transactions (note 5)	310,974	293,946
Total increase/(decrease)	612,649	(7,864)

Net assets at beginning of period	5,638,351	5,646,215
Net assets at end of period	$ 6,251,000	$ 5,638,351

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

| | For the six months ending June 30, 2019 (Unaudited) | For the Years Ended December 31, 2018 | 2017 | 2016 | 2015 | 2014 |
|---|---|---|---|---|---|---|
| **PER SHARE DATA:** | | | | | | |
| **Net asset value, beginning of period/year** | $ 6.63 | $ 7.60 | $ 7.15 | $ 6.59 | $ 7.53 | $ 8.56 |
| **Income/(Loss) from Investment Operations:** | | | | | | |
| Net Investment Loss (a) (c) | (0.02) | (0.03) | (0.03) | (0.03) | (0.05) | (0.06) |
| Net Realized and Unrealized Gain/(Loss) on Investments | 1.02 | (0.75) | 0.87 | 0.98 | (0.43) | 0.10 |
| **Total Income/(Loss) from Investment Operations** | 1.00 | (0.78) | 0.84 | 0.95 | (0.48) | 0.04 |
| **Distributions to shareholders from:** | | | | | | |
| Net investment income | - | - | - | - | - | - |
| Realized gains | (0.46) | (0.19) | (0.39) | (0.39) | (0.46) | (1.07) |
| Total Distributions | (0.46) | (0.19) | (0.39) | (0.39) | (0.46) | (1.07) |
| **Net asset value, end of period/year** | $ 7.17 | $ 6.63 | $ 7.60 | $ 7.15 | $ 6.59 | $ 7.53 |
| **Total Return (b)** | 15.96% | -10.56% | 12.39% | 15.96% | -6.70% | 0.64% |
| **Ratios and Supplemental Data:** | | | | | | |
| Net assets, end of period/year (in 000's) | $ 7,123 | $ 6,185 | $ 6,998 | $ 6,291 | $ 5,606 | $ 6,186 |
| Ratio of Expenses to Average Net Assets (c) | 1.22% (d) | 1.25% | 1.25% | 1.25% | 1.25% | 1.25% |
| Ratio of Net Investment Loss to Average Net Assets (c) | -0.40% (d) | -0.47% | -0.41% | -0.45% | -0.66% | -0.78% |
| Portfolio turnover rate (%) | 0.00% | 61.53% | 0.00% | 45.41% | 33.15% | 9.81% |

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

| | For the six months ending June 30, 2019 (Unaudited) | | For the Years Ended December 31, 2018 | | 2017 | | 2016 | | 2015 | | 2014 |
|---|---|---|---|---|---|---|---|---|---|---|---|
| **PER SHARE DATA:** | | | | | | | | | | | |
| **Net asset value, beginning of period/year** | $ | 6.16 | $ | 6.92 | $ | 5.87 | $ | 6.07 | $ | 7.36 | $ | 7.27 |
| **Income/(Loss) from Investment Operations:** | | | | | | | | | | | |
| Net Investment Income/(Loss) (a) (c) | | (0.02) | | (0.01) | | 0.01 | | (0.02) | | (0.02) | | (0.01) |
| Net Realized and Unrealized Gain/(Loss) on Investments | | 0.97 | | (0.53) | | 1.17 | | 0.37 | | (0.17) | | 0.48 |
| **Total Income/(Loss) from Investment Operations** | | 0.95 | | (0.54) | | 1.18 | | 0.35 | | (0.19) | | 0.47 |
| **Distributions to shareholders from:** | | | | | | | | | | | |
| Net investment income | | - | | - | | - | | - | | - | | (0.02) |
| Realized gains | | (0.22) | | (0.22) | | (0.13) | | (0.55) | | (1.10) | | (0.36) |
| Total Distributions | | (0.22) | | (0.22) | | (0.13) | | (0.55) | | (1.10) | | (0.38) |
| **Net asset value, end of period/year** | $ | 6.89 | $ | 6.16 | $ | 6.92 | $ | 5.87 | $ | 6.07 | $ | 7.36 |
| **Total Return (b)** | | 15.92% | | -8.13% | | 20.44% | | 6.98% | | -2.73% | | 6.91% |
| **Ratios and Supplement Data:** | | | | | | | | | | | |
| Net assets, end of period/year (in 000's) | $ | 13,095 | $ | 11,699 | $ | 12,694 | $ | 10,888 | $ | 10,235 | $ | 10,679 |
| Ratio of Expenses to Average Net Assets (c) | | 1.24% (d) | | 1.25% | | 1.25% | | 1.25% | | 1.25% | | 1.25% |
| Ratio of Net Investment Income/(Loss) to Average Net Assets (c) | | -0.48% (d) | | -0.21% | | 0.00% | | -0.42% | | -0.16% | | -0.06% |
| Portfolio turnover rate (%) | | 0.00% | | 36.71% | | 0.00% | | 42.30% | | 45.14% | | 39.17% |

a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at June 30, 2019 (Unaudited). This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2019 (Unaudited) the net investment losses were not reclassified to paid-in-capital.  The Funds will reclassify net investment losses, if any, against paid-in-capital at year end December 31, 2018.

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Two shareholders of the Funds each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.50% of average net assets.

MH Elite Portfolio of Funds Trust

                    Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

For the period ended June 30, 2019 the management fees for each Fund were:

MH Elite Small Cap Fund of Funds	$33,541
MH Elite Fund of Funds	$61,876
MH Elite Select Portfolio of Funds	$26,448
MH Elite Income Fund of Funds	$29,345

For the period ended June 30, 2019 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$8,385
MH Elite Fund of Funds	$15,469
MH Elite Select Portfolio of Funds	$6,612
MH Elite Income Fund of Funds	$7,336

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2019 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 1,550,000	$ -
MH Elite Fund of Funds	$ 850,000	$ -
MH Elite Select Portfolio of Funds	$ 1,100,000	$ -
MH Elite Income Fund of Funds	$ 225,000	$ -

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The components of distributable earnings on a tax basis for each Fund were:

For the year ended December 31, 2018

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$13,236	$135,481
Undistributed long-term capital gain	$433,374	$422,431	$90,622	$-
Capital loss carry forwards	$-	$-	$-	$187,400
Unrealized (appreciation)/depreciation	$244,032	$1,023,130	$196,493	$(129,506)
Total Distributable earnings	$677,406	$1,445,561	$300,351	$(181,097)

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.      INCOME TAXES (Continued)

For the year ended December 31, 2017

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$100,198	$58,149	$112,356
Undistributed long-term capital gain	$174,932	$304,259	$104,143	$-
Capital loss carry forwards	$-	$-	$-	$164,667
Unrealized appreciation	$1,383,154	$2,466,519	$1,223,550	$173,024
Total distributable earnings	$1,558,086	$2,870,976	$1,327,693	$450,047

At December 31, 2018, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2019 with an ex and pay date of January 9, 2019.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$-	$-
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$433,374	$0.464337	$422,431	$0.223397

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$13,236	$0.013456	$135,481	$0.119291
Short Term Capital Gain [1]	$-	$-	$-	$-
Long Term Capital Gain	$90,622	$0.092127	$-	$-

1 For Federal income tax purposes - short term realized gains are treated as ordinary income.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.      INCOME TAXES (Continued)

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2018, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$ 13,915
Long term	$-	$-	$-	$ 173,157
Total	$-	$-	$-	$ 187,072

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017) or expected to be taken in the Funds’ 2018  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2019, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation	Net Unrealized Appreciation/(Depreciation)
MH Elite Small Cap Fund of Funds	$ 1,277,353	$ 46,975	$1,230,378
MH Elite Fund of Funds	$ 2,917,587	$ 62,466	$2,855,121
MH Elite Select Portfolio of Funds	$ 840,761	$ 15,879	$824,882
MH Elite Income Fund of Funds	$ 289,467	$ 58,017	$231,450

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2019, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2019 (Unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	25,842	$ 178,790	37,180	$ 288,877
Shares issued in reinvestment of distributions	67,399	433,374	23,200	174,932
	93,241	612,164	60,380	463,809
Shares redeemed	(33,475)	(228,646)	(48,070)	(362,048)
Net Increase	59,766	$ 383,518	12,310	$ 101,761

MH Elite Fund of Funds
	For the six months ended June 30, 2019 (Unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	50,465	$ 335,532	98,144	$ 683,474
Shares issued in reinvestment of distributions	68,800	422,431	58,617	404,457
	119,265	757,963	156,761	1,087,931
Shares redeemed	(116,781)	(762,051)	(93,139)	(630,029)
Net Increase/(decrease)	2,484	$ (4,088)	63,622	$ 457,902

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2019 (Unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	27,368	$ 151,886	61,410	$ 367,931
Shares issued in reinvestment of distributions	19,973	103,858	22,817	142,835
	47,341	255,744	84,227	510,766
Shares redeemed	(54,778)	(296,453)	(45,402)	(266,019)
Net Increase/(decrease)	(7,437)	$ (40,709)	38,825	$ 244,747

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2019 (Unaudited)		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	67,547	$ 343,303	462,422	$2,345,704
Shares issued in reinvestment of distributions	27,593	135,481	21,902	112,356
	95,140	478,784	484,324	2,458,060
Shares redeemed	(33,259)	(167,810)	(427,435)	(2,164,114)
Net Increase	61,881	$ 310,974	56,889	$ 293,946

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Money Market funds are valued using amortized cost, which approximates fair value and also categorized in level 1 of the fair value hierarchy.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

The Funds’ investment category is mutual funds:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 7,030,680	$ 12,963,441	$ 5,475,499	$ 6,005,432
Level 2	-	-	-	-
Level 3 –	-	-	-	-
Total	$ 7,030,680	$ 12,963,441	$ 5,475,499	$ 6,005,432

The Funds did not hold any Level 3 investments during the year ended June 30, 2019 (Unaudited).  The Funds did not hold any derivative instruments at any time during the year ended June 30, 2019. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2019 (Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2019 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period January 1, 2019 to June 30, 2019 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,160	$6.69	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,159	$6.69	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,127	$6.60	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$1,078	$6.44	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.26

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.50% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

June 30, 2019 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 54	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 73	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 50	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 63	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 43	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

June 30, 2019 (Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 67	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 63	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

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MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2019 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

Not applicable to this Registrant as the Registrant does not have any interest in unaffiliated issuers.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form:

Exhibit No.	Description of Exhibit
13(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds Trust

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: August 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: August 22, 2019